Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The accompanying unaudited condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2021, which are included in the Partnership’s Annual Report on Form 20-F (the “2021 20-F”).

Significant Accounting Policies

(b) Significant Accounting Policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2021, as contained in the Partnership’s 2021 20-F.

Recent Accounting Pronouncements

(c) Recent Accounting Pronouncements

Adoption of new accounting standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2020-06 Debt-Debt with conversion and other options (subtopic 470-20) and Derivatives and Hedging-contracts in entity’s own equity (subtopic 815-40): Accounting for convertible instruments and contracts in an entity’s own equity simplifies an issuer’s accounting for convertible instruments and its application of the derivatives scope exception for contracts in its own equity. The new guidance eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features with respect to accounting for convertible instruments. Further the ASU simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Entities are required to use the if-converted method for all convertible instruments in the diluted EPS calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. The new guidance did not materially impact the Partnership.

Accounting pronouncements not yet adopted

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The update provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications and hedge accounting, to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. For all types of hedging relationships, the guidance allows an entity to change the reference rate and other critical terms related to reference rate reform without having to dedesignate the relationship. The guidance is effective upon issuance through December 31, 2022. Although the Partnership does not apply hedge accounting, the Partnership has debt and interest rate swaps that reference LIBOR. The Partnership continues to evaluate the impact of the guidance on the consolidated financial statements as well as the commercial implications for the transition away from LIBOR, in particular through discussions with lenders and other market participants.

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.